Company organization and operations	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Company organization and operations
1. Company organization and operations:

Westport Fuel Systems Inc. (the “Company”, formerly known as Westport Innovations Inc.) was incorporated under the Business Corporations Act (Alberta) on March 20, 1995. On June 1, 2016, the Company merged with Fuel Systems Solutions, Inc. The Company engineers, manufactures and supplies alternative fuel systems and components for use in the transportation and industrial markets on a global basis. The Company 's components and systems control the pressure and flow of gaseous alternative fuels, such as propane and natural gas used in internal combustion engines.